Shareholder Report, Holdings (Details) - Capital Group Global Equity ETF - CGGE	May 31, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.52%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.97%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%